Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 4,007	$ 3,233	$ 2,679
United States
Disaggregation of Revenue [Line Items]
Revenue	1,716	1,413	1,088
PRC
Disaggregation of Revenue [Line Items]
Revenue	749	697	657
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	629	522	359
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	324	308	241
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 589	$ 293	$ 334